Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Carrying Value and Classification of Related Assets and Maximum Exposure to Loss

The carrying value and classification of the related assets and maximum exposure to loss as a result of our involvement with these VIEs are presented below at March 31, 2013 (in thousands):

VIE Type	Maximum Loss Exposure(1)	Asset Type Classification	Carrying Amount(2)
Loans, net	$275,390	Mortgage and other loans	$226,891
Equity investments	$18,928	Other assets	$5,374

(1)	Our maximum loss exposure related to loans with VIEs represents our current aggregate gross carrying value of the loan plus accrued interest and any other related assets (such as rents receivable), less any liabilities. Our maximum loss exposure related to our equity investment in VIEs represents the current carrying values of such investment plus any other related assets (such as rent receivables) less any liabilities.
(2)	Carrying amount reflects the net book value of our loan or equity interest only in the VIE.